Trade and other receivables	12 Months Ended
Dec. 31, 2017
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Trade and other receivables
10.	Trade and other receivables

	December 31, 2017	December 31, 2016

Trade receivables and other	$16,270	$31,651
Due from related parties (Note 23)	12,819	10,906
	$29,089	$42,557